Financial income and expenses - Subscripts (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowings information
Interest expenses related to sale of receivables	€ 46	€ 12	€ 31
Emerging markets customer
Borrowings information
Allowance for expected credit losses	61	32	58
Nokia Shanghai Bell Co., Ltd
Borrowings information
Expense (income) due to change in fair value of financial liability	€ 11	€ (33)	€ 79